Label	Element	Value
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 6.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.10%
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 544.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 619.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Pacer Swan SOS Moderate (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 462.59 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Pacer Swan SOS Moderate (July) ETF | Purchased Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.60%
Pacer Swan SOS Moderate (July) ETF | Written Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Pacer Swan SOS Moderate (July) ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%